U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Balanced  Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(b)       [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(c)        [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $36,663,445

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $43,951,532

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $41,743,872

                  (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $85,695,404

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $49,031,959

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Capital Growth Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(d)       [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(e)        [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $12,102,862

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $19,304,925

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $91,697,416

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $111,002,341

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $98,899,479

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Common Stock Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(f)         [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(g)        [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $171,512,869

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $161,210,331

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $161,210,331

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $10,302,538

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $734.57

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $734.57

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [X]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Conservative Allocation Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(h)        [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(i)          [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $34,068,472

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $35,854,654

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $35,854,654

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $1,786,182

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Georgia Municipal Bond Fund

3.               Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(j)         [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(k)       [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $2,915,817

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $7,080,732

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $12,001,016

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $19,081,748

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $16,165,931

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) [ ]

                        Government Securities Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(l)          [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(m)      [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $550,398,328

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $309,661,250

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $309,661,250

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $240,737,078

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Growth Leaders Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(n)        [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(o)       [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $17,445,179

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $12,295,593

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $12,295,593

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $5,149,586

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $367.17

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $367.17

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [X]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        International Equity Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(p)       [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(q)       [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $21,515,669

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $30,673,753

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $30,673,753

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Mid Cap Growth Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(r)         [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(s)        [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $7,895,246

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $21,099,140

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $91,975,416

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $113,074,556

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $105,173,310

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Mid Cap Value Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(t)         [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(u)        [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $46,317,722

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $68,227,291

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $68,227,291

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $21,909,569

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Short Maturity Government Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(v)        [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(w)      [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $1,983,207,657

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $361,311,198

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $126,174,730

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $487,485,928

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $1,495,721,729

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $106,644.96

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $106,644.96

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [X]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Small Company Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(x)        [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(y)        [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $1,054,033,313

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $390,424,659

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $390,424,659

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $663,608,654

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $47,315.30

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $47,315.30

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [X]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Small Mid Cap Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(z)        [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(aa)    [ ]     Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $1,521,811

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $534,941

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $0

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $534,941

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $986,870

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $0

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $70.36

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $70.36

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [X]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Sustainable Core Opportunities Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(bb)                       [ ]         Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(cc)            [ ]         Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $10,877,389

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $29,385,901

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $44,019,064

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $73,404,965

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $62,527,576

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.               Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.                Name and address of Issuer:

Sentinel Group Funds, Inc.

One National Life Drive

 Montpelier, VT 05604

2.                                Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

                        Sustainable Emerging Companies Fund

3.                Investment Company Act File Number:  811-214

                   Securities Act File Number:  2-10685

4.               (a)      Last day of fiscal year for which this Form is filed:  11/30/09

(dd)                       [ ]         Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(ee)            [ ]         Check box if this is the last time the issuer will be filing this Form.

5.               Calculation of registration fees:

            (i)       Aggregate Sales price of securities sold during

                      the fiscal year pursuant to Section 24(f):                                            $11,065,529

            (ii)     Aggregate price of securities redeemed or

                      repurchased during the fiscal year:                                                     $16,349,122

            (iii)    Aggregate price of securities redeemed or

                      repurchased during any prior fiscal year

                      ending no earlier than October 31, 1995,

                      that were not previously used to reduce

                      registration fees payable to the Commission:                                      $6,947,861

            (iv)    Total available redemption credits [add Items 5(ii)

                       and 5(iii)]:                                                                                        $23,296,983

            (v)     Net sales – if Item 5(i) is greater than Item 5(iv)

                      [subtract Item 5(iv) from Item 5(i)]:                                                   $0

            (vi)    Redemption credits available for use in future

                      Years – if Item 5(i) is less than Item 5(iv)                                           $12,231,454

            (vii)   Multiplier for determining registration fee

                      (see instruction C.9):                                                                         0.0000713

            (viii)  Registration fee due [multiply Item 5(v)

                      By Item 5(vii) (enter “0” if no fee is due)]:                                          $0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of  securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.               Interest due – if this Form is being filed more than 90 days

                  after the end of the issuer’s fiscal year (see instruction D):                            $0

8.               Total of the amount of the registration fee due plus any

                  interest due [line 5(viii) plus line 7]:                                                              $0

9.                              Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                  Method of Delivery:

                  [ ]  Wire Transfer

                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

  \s\ Thomas P. Malone

By Thomas P. Malone

            Vice President and Treasurer

Date:  February 16, 2010